JOINT VENTURES AND ASSOCIATES - Summarized balance sheet (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Summarised balance sheet
Cash and cash equivalents	$ 48,129,194	$ 33,475,266	$ 36,046,113
Total current assets	397,114,401	297,705,126	211,489,658
Intangible assets	173,783,956	76,704,869	67,342,362
Property, plant and equipment	67,853,835	49,908,325	47,954,596
Total non-current assets	420,944,757	220,515,235	183,100,299
Total current liabilities	298,712,534	222,665,752	168,037,855
Total non-current liabilities	188,850,517	137,255,761	136,261,798
Trigall Genetics S.A.
Summarised balance sheet
Cash and cash equivalents	39,085	36,479	13,798
Other current assets	4,824,095	3,787,140	1,949,590
Total current assets	4,863,180	3,823,619	1,963,388
Intangible assets	15,943,633	14,485,757	13,335,653
Investments in joint ventures and associates	3,027,061
Total non-current assets	18,970,694	14,485,757	13,335,653
Other current liabilities	2,696,046	1,638,939	1,257,070
Total current liabilities	2,696,046	1,638,939	1,257,070
Financial liabilities	18,498,360	13,947,658	12,184,030
Other non- current liabilities	471,444	745,008	1,000,774
Total non-current liabilities	18,969,804	14,692,666	13,184,804
Net assets	2,168,024	1,977,771	857,167
Synertech Industrias S.A.
Summarised balance sheet
Cash and cash equivalents	745,758	202,078	540,149
Other current assets	49,857,184	39,346,866	17,274,878
Total current assets	50,602,942	39,548,944	17,815,027
Property, plant and equipment	12,277,213	13,846,826	13,422,832
Other non- current assets	74,459		39,171
Total non-current assets	12,351,672	13,846,826	13,462,003
Financial liabilities	18,747,463	6,995,247	1,346,327
Other current liabilities	11,501,222	17,684,155	6,807,330
Total current liabilities	30,248,685	24,679,402	8,153,657
Financial liabilities		84,391	331,306
Other non- current liabilities	3,841,374	3,257,934	4,119,471
Total non-current liabilities	3,841,374	3,342,325	4,450,777
Net assets	$ 28,864,555	$ 25,374,043	$ 18,672,596